Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
POLICIES AND PRACTICES RELATED TO THE TIMING OF EQUITY GRANTS
We generally grant annual RSU and PSU awards to our executive officers in March of each year, although the exact timing may change from year to year. Our Human Capital Committee may also grant equity awards at different times of the year for new hires, in connection with promotions, and/or for other incentive or retention purposes. Neither our Human Capital Committee nor the Board grants equity awards in anticipation of the release of material non-public information, and we have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation. In 2024, equity compensation for our NEOs consisted solely of RSUs and PSUs; we did not grant stock options to our NEOs in 2024.

Award Timing Method	We generally grant annual RSU and PSU awards to our executive officers in March of each year, although the exact timing may change from year to year. Our Human Capital Committee may also grant equity awards at different times of the year for new hires, in connection with promotions, and/or for other incentive or retention purposes.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Neither our Human Capital Committee nor the Board grants equity awards in anticipation of the release of material non-public information, and we have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false